Client Name:
Client Project Name:	BRAVO 2024-NQM1
Start - End Dates:	8/31/2023 - 11/10/2023
Deal Loan Count:	291

Conditions Report 2.0

Loans in Report:	291
Loans with Conditions:	102

75 - Total Active Conditions
75 - Non-Material Conditions
61 - Credit Review Scope
1 - Category: Application
4 - Category: Assets
24 - Category: Credit/Mtg History
8 - Category: Income/Employment
6 - Category: Insurance
12 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
13 - Property Valuations Review Scope
1 - Category: Appraisal
8 - Category: FEMA
4 - Category: Property
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
63 - Total Satisfied Conditions

23 - Credit Review Scope
7 - Category: Application
1 - Category: Credit/Mtg History
4 - Category: DTI
2 - Category: Income/Employment
3 - Category: Insurance
5 - Category: Legal Documents
1 - Category: Title
3 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
37 - Compliance Review Scope
14 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Higher-Priced
3 - Category: Right of Rescission
17 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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